CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sale of Units (shares)	5,749,800
Shares subject to forfeiture		187,500
Private placement
Sale of Units (shares)	355,241